Property and Equipment (Tables)	12 Months Ended
May 31, 2023
Unique Logistics International, Inc., [Member]
Property and Equipment (Tables) [Line Items]
Schedule of Property and Equipment	Major classifications of property and equipment are summarized below as of May 31, 2023 and 2022.
	May 31, 2023	May 31, 2022
Furniture and fixtures	$328,480	$102,062
Computer equipment	223,736	159,674
Software	48,175	30,609
Leasehold improvements	197,966	27,146
Motor Vehicles	224,881	—
	1,023,238	319,491
Less: accumulated depreciation	(413,453)	(130,602)
	$609,785	$188,889